Debt (Details) € in Thousands, £ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2015 USD ($)	Mar. 31, 2017	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Feb. 27, 2017 USD ($)	Feb. 27, 2017 EUR (€)	Feb. 27, 2017 GBP (£)
Debt Instrument [Line Items]
Senior Notes		$ 350,000		$ 878,409	$ 884,967
Long-term Debt, Current Maturities	[1]			35,000
Line of Credit Facility, Maximum Borrowing Capacity				1,000,000
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Net				(3,337)	(3,619)
Other Long-term Debt, Noncurrent				0	33
Line of Credit Facility, Amount Outstanding				275,449	301,846
Long-term Debt				1,153,858
Long-term Debt				1,150,521	$ 1,183,227
Long-term Debt, Maturities, Repayments of Principal in Year Two				0
Long-term Debt, Maturities, Repayments of Principal in Year Three				366,449
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Long-term Debt, Maturities, Repayments of Principal after Year Five				752,409
10 year maturity
Debt Instrument [Line Items]
Debt Instrument, Term		10 years	10 years
12 year maturity
Debt Instrument [Line Items]
Debt Instrument, Term		10 years
15 year maturity
Debt Instrument [Line Items]
Debt Instrument, Term		15 years
Debt Instrument, Maturity Date, Description			15 years
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 500,000
United States of America, Dollars
Debt Instrument [Line Items]
Senior Notes						$ 95,000
United Kingdom, Pounds
Debt Instrument [Line Items]
Senior Notes | £								£ 75,000
Euro Member Countries, Euro
Debt Instrument [Line Items]
Senior Notes | €							€ 99,000

[1]	This amount represents a senior note that matures in August 2020. In accordance with ASU 470-10-45, we have presented the note as a long-term liability based on our intention to refinance the note on a long-term basis under our credit facility